Note 15 - Income Taxes (Details 1) - CAD	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Deferred tax assets
Non-capital loss carry-forwards	CAD 7,427,516	CAD 6,019,380	CAD 6,528,099
Book and tax basis differences on assets and liabilities	3,409,343	2,854,916	1,006,667
Other	0	0	47,180
Ontario harmonization tax credit	0	0	371,160
Investment tax credit	2,405,365	0	2,327,722
Undeducted research and development expenditures	3,710,274	5,394,426	2,183,486
[us-gaap:DeferredTaxAssetsGross]	16,952,498	14,268,722	12,464,314
Valuation allowances for deferred tax assets	16,952,498	14,268,722	12,464,314
Net deferred tax assets	CAD 0	CAD 0	CAD 0